Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Federal Home Loan Bank, Advances [Line Items]
Contractual maturities of borrowings with the FHLB	$ 71,826	$ 64,447
Advance Date 9/5/2012
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	9/5/2019
Current Rate	1.13%
Contractual maturities of borrowings with the FHLB	$ 246	539
Advance Date 12/19/2012
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	12/19/2019
Current Rate	1.20%
Contractual maturities of borrowings with the FHLB	$ 321	613
Advance Date 1/4/2013
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/4/2019
Current Rate	1.52%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 1/15/2013
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/16/2018
Current Rate	1.18%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 1/22/2013
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/22/2018
Current Rate	1.20%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 1/22/2013
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/22/2019
Current Rate	1.44%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 2/20/2013
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	2/20/2020
Current Rate	1.28%
Contractual maturities of borrowings with the FHLB	$ 185	331
Advance Date 2/20/2013
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	2/21/2023
Current Rate	1.77%
Contractual maturities of borrowings with the FHLB	$ 447	547
Advance Date 7/2/2013
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	7/2/2018
Current Rate	1.35%
Contractual maturities of borrowings with the FHLB	$ 0	274
Advance Date 7/22/2013
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	7/23/2018
Current Rate	1.27%
Contractual maturities of borrowings with the FHLB	$ 0	275
Advance Date 9/19/2013
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	9/19/2018
Current Rate	1.37%
Contractual maturities of borrowings with the FHLB	$ 0	171
Advance Date 1/21/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/22/2018
Current Rate	1.72%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 1/21/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/22/2019
Current Rate	1.45%
Contractual maturities of borrowings with the FHLB	$ 34	240
Advance Date 3/20/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	3/20/2019
Current Rate	1.50%
Contractual maturities of borrowings with the FHLB	$ 103	411
Advance Date 7/21/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	7/21/2021
Current Rate	1.94%
Contractual maturities of borrowings with the FHLB	$ 397	541
Advance Date 7/21/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	7/22/2019
Current Rate	2.08%
Contractual maturities of borrowings with the FHLB	$ 500	500
Advance Date 7/21/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	7/23/2018
Current Rate	1.79%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 8/6/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	8/6/2018
Current Rate	1.80%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 8/21/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	8/21/2019
Current Rate	2.12%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 10/2/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/4/2021
Current Rate	2.00%
Contractual maturities of borrowings with the FHLB	$ 867	1,153
Advance Date 10/15/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/15/2021
Current Rate	1.69%
Contractual maturities of borrowings with the FHLB	$ 431	574
Advance Date 11/28/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/29/2021
Current Rate	1.90%
Contractual maturities of borrowings with the FHLB	$ 890	1,175
Advance Date 12/31/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	12/31/2019
Current Rate	1.63%
Contractual maturities of borrowings with the FHLB	$ 224	427
Advance Date 12/31/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/2/2018
Current Rate	1.52%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 1/14/2015
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/14/2020
Current Rate	1.73%
Contractual maturities of borrowings with the FHLB	$ 1,500	1,500
Advance Date 1/21/2015
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/21/2020
Current Rate	1.79%
Contractual maturities of borrowings with the FHLB	$ 500	500
Advance Date 1/21/2015
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/21/2021
Current Rate	1.97%
Contractual maturities of borrowings with the FHLB	$ 500	500
Advance Date 4/13/2015
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	4/13/2020
Current Rate	1.74%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 5/20/2015
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	5/20/2020
Current Rate	1.52%
Contractual maturities of borrowings with the FHLB	$ 308	509
Advance Date 5/20/2015
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	5/20/2022
Current Rate	1.91%
Contractual maturities of borrowings with the FHLB	$ 517	658
Advance Date 6/25/2015
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	6/25/2020
Current Rate	1.65%
Contractual maturities of borrowings with the FHLB	$ 326	527
Advance Date 10/29/2015
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/29/2020
Current Rate	1.51%
Contractual maturities of borrowings with the FHLB	$ 784	1,185
Advance Date 10/29/2015
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/29/2020
Current Rate	1.90%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 1/27/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/27/2021
Current Rate	1.92%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 1/27/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/27/2023
Current Rate	1.87%
Contractual maturities of borrowings with the FHLB	$ 611	751
Advance Date 2/12/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	2/13/2023
Current Rate	1.66%
Contractual maturities of borrowings with the FHLB	$ 621	761
Advance Date 2/12/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	2/13/2023
Current Rate	2.04%
Contractual maturities of borrowings with the FHLB	$ 500	500
Advance Date 8/24/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	8/24/2018
Current Rate	1.22%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 10/28/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/28/2020
Current Rate	1.57%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 11/4/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/4/2021
Current Rate	1.72%
Contractual maturities of borrowings with the FHLB	$ 2,000	2,000
Advance Date 11/17/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/17/2021
Current Rate	2.13%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 11/17/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/17/2021
Current Rate	1.78%
Contractual maturities of borrowings with the FHLB	$ 611	807
Advance Date 11/17/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/17/2023
Current Rate	2.07%
Contractual maturities of borrowings with the FHLB	$ 729	866
Advance Date 11/28/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/29/2019
Current Rate	1.78%
Contractual maturities of borrowings with the FHLB	$ 1,500	1,500
Advance Date 12/21/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	12/23/2019
Current Rate	1.91%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 1/4/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/4/2019
Current Rate	1.62%
Contractual maturities of borrowings with the FHLB	$ 1,500	1,500
Advance Date 1/19/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/21/2020
Current Rate	1.91%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 3/24/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	3/24/2022
Current Rate	2.00%
Contractual maturities of borrowings with the FHLB	$ 1,017	1,309
Advance Date 3/24/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	3/25/2024
Current Rate	2.28%
Contractual maturities of borrowings with the FHLB	$ 1,164	1,367
Advance Date 7/24/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	7/24/2020
Current Rate	1.88%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 7/24/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	7/26/2021
Current Rate	2.03%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 7/24/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	7/25/2022
Current Rate	1.94%
Contractual maturities of borrowings with the FHLB	$ 743	936
Advance Date 8/31/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	8/31/2018
Current Rate	1.55%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 8/31/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	8/31/2021
Current Rate	1.96%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 9/11/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	9/11/2020
Current Rate	1.80%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 9/11/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	9/12/2022
Current Rate	2.07%
Contractual maturities of borrowings with the FHLB	$ 1,500	1,500
Advance Date 9/27/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	9/27/2018
Current Rate	1.66%
Contractual maturities of borrowings with the FHLB	$ 0	1,500
Advance Date 9/27/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	9/27/2022
Current Rate	2.28%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 10/4/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	4/4/2018
Current Rate	1.50%
Contractual maturities of borrowings with the FHLB	$ 0	1,500
Advance Date 11/27/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	5/29/2018
Current Rate	1.76%
Contractual maturities of borrowings with the FHLB	$ 0	3,500
Advance Date 12/4/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	3/5/2018
Current Rate	1.59%
Contractual maturities of borrowings with the FHLB	$ 0	1,500
Advance Date 12/8/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	4/9/2018
Current Rate	1.64%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 12/11/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/11/2018
Current Rate	1.55%
Contractual maturities of borrowings with the FHLB	$ 0	1,500
Advance Date 12/11/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	3/12/2018
Current Rate	1.61%
Contractual maturities of borrowings with the FHLB	$ 0	1,500
Advance Date 12/29/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/2/2018
Current Rate	1.53%
Contractual maturities of borrowings with the FHLB	$ 0	2,500
Advance Date 1/18/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/18/2019
Current Rate	2.17%
Contractual maturities of borrowings with the FHLB	$ 1,500	0
Advance Date 1/24/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/24/2020
Current Rate	2.42%
Contractual maturities of borrowings with the FHLB	$ 1,500	0
Advance Date 2/9/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	2/9/2022
Current Rate	2.78%
Contractual maturities of borrowings with the FHLB	$ 2,500	0
Advance Date 3/21/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	3/21/2023
Current Rate	3.13%
Contractual maturities of borrowings with the FHLB	$ 1,500	0
Advance Date 4/4/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	4/4/2023
Current Rate	3.00%
Contractual maturities of borrowings with the FHLB	$ 2,000	0
Advance Date 5/22/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	5/23/2022
Current Rate	3.22%
Contractual maturities of borrowings with the FHLB	$ 1,500	0
Advance Date 5/29/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	5/31/2022
Current Rate	2.97%
Contractual maturities of borrowings with the FHLB	$ 2,000	0
Advance Date 5/29/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	5/30/2023
Current Rate	3.01%
Contractual maturities of borrowings with the FHLB	$ 1,500	0
Advance Date 6/28/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	6/28/2023
Current Rate	3.13%
Contractual maturities of borrowings with the FHLB	$ 1,000	0
Advance Date 6/28/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	6/28/2024
Current Rate	3.25%
Contractual maturities of borrowings with the FHLB	$ 2,000	0
Advance Date 7/23/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	7/23/2024
Current Rate	3.34%
Contractual maturities of borrowings with the FHLB	$ 1,000	0
Advance Date 8/20/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	8/20/2020
Current Rate	2.93%
Contractual maturities of borrowings with the FHLB	$ 2,000	0
Advance Date 8/31/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	2/28/2019
Current Rate	2.56%
Contractual maturities of borrowings with the FHLB	$ 1,500	0
Advance Date 9/25/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	3/25/2019
Current Rate	2.66%
Contractual maturities of borrowings with the FHLB	$ 2,000	0
Advance Date 9/27/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	9/27/2021
Current Rate	3.24%
Contractual maturities of borrowings with the FHLB	$ 1,500	0
Advance Date 10/18/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	4/18/2019
Current Rate	2.76%
Contractual maturities of borrowings with the FHLB	$ 1,500	0
Advance Date 10/30/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	4/30/2019
Current Rate	2.78%
Contractual maturities of borrowings with the FHLB	$ 1,500	0
Advance Date 11/23/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	5/23/2019
Current Rate	2.82%
Contractual maturities of borrowings with the FHLB	$ 1,500	0
Advance Date 12/3/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/3/2019
Current Rate	2.61%
Contractual maturities of borrowings with the FHLB	$ 3,750	0
Advance Date 12/20/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	6/20/2019
Current Rate	2.81%
Contractual maturities of borrowings with the FHLB	$ 2,000	$ 0